Geographic Information (Details) - Schedule of major customers’ data as a percentage	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue by major customers	0.00%	0.00%	15.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue by major customers	11.00%	12.00%	17.00%